Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Depreciation expense	$ 6,625	$ 4,780
Property and equipment	105,404	97,163
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment	$ 2,054	$ 19,773